Property, Equipment and Leasehold Improvements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment and Leasehold Improvements [Abstract]
Depreciation expense	$ 0.5	$ 0.3	$ 0.9	$ 0.5	$ 1.3	$ 0.5